Leases	12 Months Ended
Dec. 31, 2023
Leases
22 Leases
The Bank enters into both lessee and lessor arrangements.
> Refer to “Note 1 – Summary of significant accounting policies” and “Note 21 – Other assets and other liabilities” for further information.
Lessee arrangements
The Bank primarily enters into operating leases. When a real estate lease has both lease and non-lease components, the Bank allocates the consideration in the contract based on the relative standalone selling price. For all leases other than real estate leases, the Bank does not separate lease and non-lease components. The Bank’s finance leases are not material.
The Bank has entered into leases for real estate, equipment and vehicles.
Certain equipment and real estate have subsequently been subleased. Sublease income is recognized in other revenues.
Lease costs
end of	2023	2022	2021
Lease costs (CHF million)
Operating lease costs	370	279	293
Variable lease costs	42	46	50
Sublease income	(51)	(65)	(75)
Total lease costs	361	260	268
From time to time, the Bank enters into sale-leaseback transactions in which an asset is sold and immediately leased back. If specific criteria are met, the asset is derecognized from the balance sheet and an operating lease is recognized.
During 2023, the Bank had no sale-leaseback transactions. During 2022, the Bank entered into 12 sale-leaseback transactions with lease terms ranging from 5 to 10 years. During 2021, the Bank entered into 13 sale-leaseback transaction with lease terms ranging from 3 to 10 years.
Other information
end of	2023	2022	2021
Other information (CHF million)
Gains/(losses) on sale-leaseback transactions	0	336	225
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(344)	(336)	(334)
Right-of-use assets obtained in exchange for new operating lease liabilities [1]	35	165	107
Changes to right-of-use assets due to lease modifications for operating leases	(1)	74	29
1 Represents non-cash transactions and includes right-of-use assets relating to changes in classification of scope of variable interest entities.
The weighted average remaining lease terms and discount rates are based on all outstanding operating leases as well as their respective lease terms and remaining lease obligations.
Weighted average remaining lease term and discount rate
end of	2023	2022
Operating leases
Remaining lease term (years)	8.7	9.2
Discount rate (%)	3.3	3.0
The following table reflects the undiscounted cash flows from leases for the next five years and thereafter, based on the expected lease term.
Maturities relating to operating lease arrangements
end of	2023	2022
Maturity (CHF million)
Due within 1 year	247	312
Due between 1 and 2 years	236	260
Due between 2 and 3 years	215	236
Due between 3 and 4 years	171	219
Due between 4 and 5 years	139	186
Thereafter	638	811
Operating lease obligations	1,646	2,024
Future interest payable	(226)	(275)
Operating lease liabilities	1,420	1,749
Lessor arrangements
The Bank enters into sales-type, direct financing and operating leases for real estate, equipment and vehicles. When a real estate lease has both lease and non-lease components, the Bank allocates the consideration in the contract based on the relative standalone selling price. For all leases other than real estate leases, the Bank does not separate lease and non-lease components.
As of December 31, 2023 and 2022, the Bank had approximately CHF 1.5 billion and CHF 1.3 billion, respectively, of residual value guarantees associated with lessor arrangements.
The Bank’s risk of loss relating to the residual value of leased assets is mitigated through contractual arrangements with manufactures or suppliers. Leased assets are also monitored through projections of the residual values at lease origination and periodic reviews of residual values.
Net investments
	2023		2022
end of	Sales- type leases	Direct financing leases	Sales- type leases	Direct financing leases
Net investments (CHF million)
Lease receivables	1,461	2,530	1,324	2,473
Unguaranteed residual assets	125	4	129	25
Valuation allowances	(10)	(21)	(10)	(20)
Total net investments	1,576	2,513	1,443	2,478
Maturities relating to lessor arrangements
	2023			2022
end of	Sales- type leases	Direct financing leases	Operating leases	Sales- type leases	Direct financing leases	Operating leases
Maturity (CHF million)
Due within 1 year	618	782	48	550	738	57
Due between 1 and 2 years	352	741	47	317	694	58
Due between 2 and 3 years	262	634	45	224	627	55
Due between 3 and 4 years	175	449	37	149	460	53
Due between 4 and 5 years	84	103	19	88	115	44
Thereafter	96	12	116	93	19	136
Total	1,587	2,721	312	1,421	2,653	403
Future interest receivable	(126)	(191)	–	(97)	(180)	–
Lease receivables	1,461	2,530	–	1,324	2,473	–
The Bank elected the practical expedient to not evaluate whether certain sales taxes and other similar taxes are lessor cost or lessee cost and excludes these costs from being reported as lease income with an associated expense.
The Bank enters into leases with fixed or variable lease payments, or with lease payments that depend on an index or a referenced rate which are included in the net investment in the lease at lease commencement, as such payments are considered unavoidable. Other variable lease payments, as well as subsequent changes in an index or referenced rate, are excluded from the net investment in the lease. Lease payments are recorded when due and payable by the lessee.
Lease income
end of	2023	2022	2021
Lease income (CHF million)
Interest income on sales-type leases	44	33	25
Interest income on direct financing leases	81	70	68
Lease income from operating leases	65	80	93
Variable lease income	1	3	1
Total lease income	191	186	187
As of December 31, 2023 and 2022, the Bank had CHF 185 million and CHF 188 million, respectively, of related party operating leases.